SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 99.68%
Austria — 1.06%
21,600	Mondi Plc	$426,530

Brazil — 9.47%
313,600	B3 SA - Brasil Bolsa Balcao	939,328
163,800	Banco Bradesco SA	515,247
405	MercadoLibre, Inc.*	636,474
196,276	Raia Drogasil SA	1,187,935
69,100	WEG SA	525,050
		3,804,034
Chile — 3.80%
71,435	Antofagasta Plc	1,527,421

India — 23.39%
30,110	Axis Bank Ltd.	398,487
146,608	Devyani International Ltd.*	341,020
15,200	Dr. Reddy’s Laboratories Ltd., ADR	1,057,616
121,158	HDFC Bank Ltd.	2,480,834
69,090	Hindalco Industries Ltd.	509,609
49,812	Mahindra & Mahindra Ltd.	1,034,525
127,259	Marico Ltd.	838,540
40,803	Phoenix Mills Ltd. (The)	1,099,918
24,461	Tata Consultancy Services Ltd.	1,114,049
39,413	Tata Consumer Products Ltd.	514,486
		9,389,084
Indonesia — 4.32%
3,971,500	Avia Avian Tbk PT	128,963
1,342,600	Bank Central Asia Tbk PT	819,925
5,594,400	Kalbe Farma Tbk PT	585,192
785,700	Telkom Indonesia Persero Tbk PT	201,568
		1,735,648
Korea — 17.27%
3,449	LEENO Industrial, Inc.	539,786
4,113	LG Corp.	273,326
2,235	NAVER Corp.*	386,700
37,313	Samsung Electronics Co. Ltd.	2,264,781
4,807	Samsung Fire & Marine Insurance Co. Ltd.	979,361
30,250	Shinhan Financial Group Co. Ltd.	937,859
14,211	SK Hynix, Inc.	1,550,960
		6,932,773

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Mexico — 5.07%
258,600	Bolsa Mexicana de Valores SAB de CV	$534,683
115,200	Fomento Economico Mexicano SAB de CV	1,502,396
		2,037,079
Peru — 1.05%
2,800	Credicorp Ltd.	419,804

Philippines — 2.95%
729,600	Century Pacific Food, Inc.	407,591
49,240	SM Investments Corp.	775,055
		1,182,646
Poland — 0.60%
2,059	Dino Polska SA*,(a)	241,079

South Africa — 3.22%
59,984	AVI Ltd.	268,222
35,080	Clicks Group Ltd.	628,731
50,516	Discovery Ltd.	394,419
		1,291,372
Taiwan — 23.84%
37,295	Advantech Co. Ltd.	451,322
130,000	Chroma ATE, Inc.	900,057
64,000	Delta Electronics, Inc.	652,700
1,033,343	E.Sun Financial Holding Co. Ltd.	868,138
41,000	Giant Manufacturing Co. Ltd.	245,499
20,000	MediaTek, Inc.	660,398
195,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,738,453
342,000	Uni-President Enterprises Corp.	829,737
22,000	Voltronic Power Technology Corp.	1,223,482
		9,569,786
Thailand — 1.06%
108,200	Kasikornbank Public Co. Ltd., NVDR	427,439

United Kingdom — 2.58%
21,372	Unilever Plc	1,034,640

Total Common Stocks		40,019,335
(Cost $34,100,794)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Preferred Stocks — 0.03%
Korea — 0.03%
256	Samsung Electronics Co. Ltd.	$12,336

Total Preferred Stocks		12,336
(Cost $11,635)
Investment Company — 0.22%
88,863	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	88,863
Total Investment Company		88,863
(Cost $88,863)
Total Investments		$40,120,534
(Cost $34,201,292) — 99.93%
Other assets in excess of liabilities — 0.07%		30,065
NET ASSETS — 100.00%		$40,150,599

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund  (cont.)

December 31, 2023 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	29.61%
Financials	24.19%
Consumer Staples	18.58%
Industrials	6.97%
Materials	6.45%
Consumer Discretionary	5.62%
Health Care	4.09%
Real Estate	2.74%
Communication Services	1.46%
Other*	0.29%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.